Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Operating Income and Expense [Line Items]
Research and development	$ 65,541	$ 54,377	$ 46,573
Payroll and related expenses
Schedule of Other Operating Income and Expense [Line Items]
Research and development	53,683	45,716	39,142
Rent and maintenance
Schedule of Other Operating Income and Expense [Line Items]
Research and development	1,851	2,117	1,721
Subcontractors And Projects Expense [Member]
Schedule of Other Operating Income and Expense [Line Items]
Research and development	3,482	2,676	2,398
Travel and entertainment
Schedule of Other Operating Income and Expense [Line Items]
Research and development	185	20	314
Vehicle costs
Schedule of Other Operating Income and Expense [Line Items]
Research and development	232	270	355
Recruiting expenses
Schedule of Other Operating Income and Expense [Line Items]
Research and development	178	127	222
Depreciation and amortization
Schedule of Other Operating Income and Expense [Line Items]
Research and development	2,100	1,813	1,135
Other
Schedule of Other Operating Income and Expense [Line Items]
Research and development	$ 3,830	$ 1,638	$ 1,286